VCC MORTGAGE SECURITIES, LLC ABS-15G

EXHIBIT 99.21

Data Comparison
Run Date - 11/18/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
HW1BPOZYB2V	XXXXX			Amortization Term	XXX	XXX	XX	XX	Varaince due to amortization methodology
OATBLOWYFUG	XXXXX			Amortization Term	XXX	XXX	XX	XX	Varaince due to amortization methodology
J44CQ5JMVL4	XXXXX			Amortization Term	XXX	XXX	XX	XX	Varaince due to amortization methodology
QH2GC2QHUPT	XXXXX			Amortization Term	XXX	XXX	XX	XX	Varaince due to amortization methodology